Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000	100
Preferred stock, shares issued (in shares)	1,645,000	0
Preferred stock, shares outstanding (in shares)	1,645,000	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	500,000,000	900
Common stock, shares issued (in shares)	5,350,000	10
Common stock, shares issued (in shares)	5,236,489	10
Preferred stock held in treasury, shares (in shares)	355,000
Common stock held in treasury, shares (in shares)	113,511